Guarantor - Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 628	$ 248	$ 337
Cash flows from investing activities:
Capital expenditures	(102)	(120)	(133)
Turnaround expenditures	(8)	(80)	(70)
Acquisition of CVR Nitrogen, net of cash acquired	0	0	(64)
Investment in affiliates, net of return of investment	0	(76)	(5)
Other investing activities	2	0	1
Net cash provided by (used in) investing activities	(108)	(276)	(271)
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount	0	0	629
Principal and premium payments on 2021 Notes	0	0	(322)
Payments of revolving debt	0	0	(49)
Principal payments on CRNF credit facility	0	0	(125)
CVR Energy shareholder dividends	(238)	(174)	(174)
Distributions or intercompany advances to other CVR Energy subsidiaries	0	0	0
Other financing activities	(3)	(3)	(12)
Net cash provided by (used in) financing activities	(334)	(226)	(95)
Net increase (decrease) in cash and cash equivalents	186	(254)	(29)
Cash and cash equivalents, beginning of period	482	736	765
Cash and cash equivalents, end of period	668	482	736
CVR Refining
Cash flows from investing activities:
Investment in affiliates, net of return of investment		(77)
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	(93)	(47)	0
CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	0	(2)	(42)
Intercompany Elimination
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1	(10)	(13)
Cash flows from investing activities:
Capital expenditures	0	0	0
Turnaround expenditures	0	0	0
Acquisition of CVR Nitrogen, net of cash acquired			0
Investment in affiliates, net of return of investment	(1,944)	(1,636)	(570)
Other investing activities	0		0
Net cash provided by (used in) investing activities	(1,944)	(1,636)	(570)
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount			0
Principal and premium payments on 2021 Notes			0
Payments of revolving debt			0
Principal payments on CRNF credit facility			0
CVR Energy shareholder dividends	0	0	0
Distributions or intercompany advances to other CVR Energy subsidiaries	1,943	1,646	583
Other financing activities	0	0	0
Net cash provided by (used in) financing activities	1,943	1,646	583
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Intercompany Elimination | CVR Refining
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	0	0
Intercompany Elimination | CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions		0	0
Parent | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	37	(29)	(30)
Cash flows from investing activities:
Capital expenditures	(3)	(4)	(10)
Turnaround expenditures	0	0	0
Acquisition of CVR Nitrogen, net of cash acquired			0
Investment in affiliates, net of return of investment	203	206	215
Other investing activities	0		0
Net cash provided by (used in) investing activities	200	202	205
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount			0
Principal and premium payments on 2021 Notes			0
Payments of revolving debt			0
Principal payments on CRNF credit facility			0
CVR Energy shareholder dividends	(238)	(174)	(174)
Distributions or intercompany advances to other CVR Energy subsidiaries	0	0	0
Other financing activities	0	0	(11)
Net cash provided by (used in) financing activities	(238)	(174)	(185)
Net increase (decrease) in cash and cash equivalents	(1)	(1)	(10)
Cash and cash equivalents, beginning of period	4	5	15
Cash and cash equivalents, end of period	3	4	5
Parent | Reportable Legal Entities | CVR Refining
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	0	0
Parent | Reportable Legal Entities | CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions		0	0
Subsidiary Issuer | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(31)	(32)	(26)
Cash flows from investing activities:
Capital expenditures	0	0	0
Turnaround expenditures	0	0	0
Acquisition of CVR Nitrogen, net of cash acquired			0
Investment in affiliates, net of return of investment	630	1,083	227
Other investing activities	0		0
Net cash provided by (used in) investing activities	630	1,083	227
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount			0
Principal and premium payments on 2021 Notes			0
Payments of revolving debt			0
Principal payments on CRNF credit facility			0
CVR Energy shareholder dividends	0	0	0
Distributions or intercompany advances to other CVR Energy subsidiaries	(422)	(1,190)	(69)
Other financing activities	0	0	0
Net cash provided by (used in) financing activities	(422)	(1,190)	(69)
Net increase (decrease) in cash and cash equivalents	177	(139)	132
Cash and cash equivalents, beginning of period	163	302	170
Cash and cash equivalents, end of period	340	163	302
Subsidiary Issuer | Reportable Legal Entities | CVR Refining
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	0	0
Subsidiary Issuer | Reportable Legal Entities | CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions		0	0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	695	392	444
Cash flows from investing activities:
Capital expenditures	(79)	(101)	(100)
Turnaround expenditures	(8)	(80)	(70)
Acquisition of CVR Nitrogen, net of cash acquired			0
Investment in affiliates, net of return of investment	679	73	(155)
Other investing activities	0		3
Net cash provided by (used in) investing activities	592	(108)	(322)
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount			0
Principal and premium payments on 2021 Notes			0
Payments of revolving debt			0
Principal payments on CRNF credit facility			0
CVR Energy shareholder dividends	0	0	0
Distributions or intercompany advances to other CVR Energy subsidiaries	(1,202)	(338)	(280)
Other financing activities	(1)	(2)	(1)
Net cash provided by (used in) financing activities	(1,296)	(387)	(281)
Net increase (decrease) in cash and cash equivalents	(9)	(103)	(159)
Cash and cash equivalents, beginning of period	261	364	523
Cash and cash equivalents, end of period	252	261	364
Guarantor Subsidiaries | Reportable Legal Entities | CVR Refining
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	(93)	(47)
Guarantor Subsidiaries | Reportable Legal Entities | CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions		0	0
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(74)	(73)	(38)
Cash flows from investing activities:
Capital expenditures	(20)	(15)	(23)
Turnaround expenditures	0	0	0
Acquisition of CVR Nitrogen, net of cash acquired			(64)
Investment in affiliates, net of return of investment	432	198	278
Other investing activities	2		(2)
Net cash provided by (used in) investing activities	414	183	189
Cash flows from financing activities:
Proceeds on issuance of 2023 Notes, net of original issue discount			629
Principal and premium payments on 2021 Notes			(322)
Payments of revolving debt			(49)
Principal payments on CRNF credit facility			(125)
CVR Energy shareholder dividends	0	0	0
Distributions or intercompany advances to other CVR Energy subsidiaries	(319)	(118)	(234)
Other financing activities	(2)	(1)	0
Net cash provided by (used in) financing activities	(321)	(121)	(143)
Net increase (decrease) in cash and cash equivalents	19	(11)	8
Cash and cash equivalents, beginning of period	54	65	57
Cash and cash equivalents, end of period	73	54	65
Non-Guarantor Subsidiaries | Reportable Legal Entities | CVR Refining
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions	$ 0	0
Non-Guarantor Subsidiaries | Reportable Legal Entities | CVR Partners
Cash flows from financing activities:
Shareholder dividends/Unitholder distributions		$ (2)	$ (42)